Finance Receivables - Summary of Changes in Allowance for Credit Losses in Finance Receivables (Detail) - Finance receivables [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of financial assets [line items]
Balance at the beginning	$ 220.0	₨ 18,074.3	₨ 12,476.8	₨ 6,513.7
Allowances made during the year	248.2	20,391.5	13,075.9	9,579.4
Written off	(236.0)	(19,388.7)	(7,478.4)	(3,616.3)
Balance at the end	$ 232.2	₨ 19,077.1	₨ 18,074.3	₨ 12,476.8